Supplemental information on oil and gas producing activities - Reserve information (Details) - gal		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reserve Quantities Proved Developed and Undeveloped Oil and Gas Reserve Quantities [Line Items]
Opening balance		1,770	1,894	1,727
Proved reserves, Revisions of previous estimates	[1]	315	(72)	84
Proved reserves, Improved recovery		139	113	94
Proved reserves, Purchases		0	30	164
Proved reserves, Extensions and discoveries		12	42	67
Proved reserves, Sales		(3)	(1)	0
Proved reserves, Production		(231)	(236)	(242)
Closing balance		2,002	1,770	1,894
Proved developed reserves: Opening balance		1,297	1,365	1,389
Proved developed reserves: Closing balance		1,370	1,297	1,365
Proved undeveloped reserves: Opening balance		473	529	338
Proved undeveloped reserves: Closing balance		632	473	529
Gas [Member]
Reserve Quantities Proved Developed and Undeveloped Oil and Gas Reserve Quantities [Line Items]
Opening balance		2,921	2,906	3,002
Proved reserves, Revisions of previous estimates	[1]	431	51	51
Proved reserves, Improved recovery		107	74	3
Proved reserves, Purchases		0	171	126
Proved reserves, Extensions and discoveries		0	8	2
Proved reserves, Sales		(4)	0	0
Proved reserves, Production		(304)	(289)	(278)
Closing balance		3,151	2,921	2,906
Proved developed reserves: Opening balance		2,636	2,662	2,882
Proved developed reserves: Closing balance		2,561	2,636	2,662
Proved undeveloped reserves: Opening balance		285	244	119
Proved undeveloped reserves: Closing balance		590	285	244
Oil [Member]
Reserve Quantities Proved Developed and Undeveloped Oil and Gas Reserve Quantities [Line Items]
Opening balance		1,257	1,384	1,200
Proved reserves, Revisions of previous estimates	[1]	240	(81)	75
Proved reserves, Improved recovery		120	100	94
Proved reserves, Purchases		0	0	142
Proved reserves, Extensions and discoveries		12	41	66
Proved reserves, Sales		(3)	(1)	0
Proved reserves, Production		(177)	(186)	(193)
Closing balance		1,449	1,257	1,384
Proved developed reserves: Opening balance		834	898	883
Proved developed reserves: Closing balance		921	834	898
Proved undeveloped reserves: Opening balance		423	486	317
Proved undeveloped reserves: Closing balance		528	423	486

[1]	Represents changes in previous proved reserves, upward or downward, resulting from new information (except for an increase in a proved area), usually obtained from development drilling and production history or result from changes in economic factors.